31. Equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfChangesInEquityValueAdjustmentsLineItems [Line Items]
Equity valuation adjustments, beginning	R$ 998,466	R$ 1,177,372	R$ 976,964
Adjustments to financial assets available for sale
Financial investments	3	(2)	633
Taxes on adjustments	(1)		(216)
Equity interest investments	26,135	3,614	(5)
Taxes on adjustments	(8,887)	(1,229)	(1)
Adjustments related to actuarial liabilities
Post employment benefits	(46,506)	(88,906)	410,330
Taxes on adjustments	16,827	30,174	(139,059)
Post employment benefits - equity		(852)	19,660
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(108,561)	(154,102)	(137,031)
Taxes on the adjustments	36,911	52,395	46,590
Gains on Investments in equity investments	(28,650)
Taxes on adjustments	9,741
Actuarial liabilities - investment realization		(19,933)
Attributed to non-controlling interest	123	(65)	(495)
Equity valuation adjustments, ending	895,601	998,466	1,177,372
Equity Valuation Adjustments
DisclosureOfChangesInEquityValueAdjustmentsLineItems [Line Items]
Equity valuation adjustments, beginning	929,404	1,051,044	1,141,485
Adjustments to financial assets available for sale
Financial investments	0	0	0
Taxes on adjustments	0		0
Equity interest investments	0	0	0
Taxes on adjustments	0	0	0
Adjustments related to actuarial liabilities
Post employment benefits	0	0	0
Taxes on adjustments	0	0	0
Post employment benefits - equity		0	0
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(108,561)	(154,102)	(137,031)
Taxes on the adjustments	36,911	52,395	46,590
Gains on Investments in equity investments	0
Taxes on adjustments	0
Actuarial liabilities - investment realization		(19,933)
Attributed to non-controlling interest	0	0	0
Equity valuation adjustments, ending	857,754	929,404	1,051,044
Equity Valuation Adjustments: Other Comprehensive Income
DisclosureOfChangesInEquityValueAdjustmentsLineItems [Line Items]
Equity valuation adjustments, beginning	69,062	126,328	(164,521)
Adjustments to financial assets available for sale
Financial investments	3	(2)	633
Taxes on adjustments	(1)		(216)
Equity interest investments	26,135	3,614	(5)
Taxes on adjustments	(8,887)	(1,229)	(1)
Adjustments related to actuarial liabilities
Post employment benefits	(46,506)	(88,906)	410,330
Taxes on adjustments	16,827	30,174	(139,059)
Post employment benefits - equity		(852)	19,660
Realization of equity evaluation adjustment
Deemed cost of fixed assets	0	0	0
Taxes on the adjustments	0	0	0
Gains on Investments in equity investments	(28,650)
Taxes on adjustments	9,741
Actuarial liabilities - investment realization		0
Attributed to non-controlling interest	123	(65)	(495)
Equity valuation adjustments, ending	R$ 37,847	R$ 69,062	R$ 126,328